EXHIBIT 99.1
SCF Equipment Leasing 2017-2 LLC
Equipment Contract Backed Notes, Series 2017‑2

Report To:
Stonebriar Commercial Finance LLC
SCF LLC
SCF Equipment Leasing 2017-2 LLC

7 November 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC
SCF LLC
SCF Equipment Leasing 2017-2 LLC
5601 Granite Parkway, Suite 1350
Plano, Texas 75024

Re:  SCF Equipment Leasing 2017-2 LLC (the “Issuer”)
Equipment Contract Backed Notes, Series 2017‑2 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to by Stonebriar Commercial Finance LLC (the “Originator”), SCF LLC (“SCF”), the Issuer and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator, SCF and Issuer, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.
Labeled “2017-2 Datatape – E&Y.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that the Originator, on behalf of the Issuer, indicated contains information relating to certain equipment lease contracts and equipment loan contracts (the “Initial Contracts”) as of the later of (1) 30 September 2017 or (2) the date in October 2017 on which the Originator acquired or funded the Subsequent Contract (as defined herein) (as applicable, the “Initial Cut‑Off Date”) and

ii.
Labeled “2017-2 Datatape – E&Y (October Fundings).xlsx” and the corresponding record layout and decode information (the “Subsequent Preliminary Data File,” together with the Initial Preliminary Data File, the “Provided Data Files”) that the Originator, on behalf of the Issuer, indicated contains information relating to an equipment loan contract (the “Subsequent Contract”) as of the applicable Initial Cut-Off Date,

b.	Imaged copies of:
i.
The loan and security agreement, promissory note, lease agreement, contribution agreement, certificate of acceptance, payment schedule, amendment(s) and addendum(s) (as applicable and collectively, the “Loan & Lease Agreement”) and

ii.	Certain printed screen shots from the Originator’s servicing system (the “System Screenshots,” together with the Loan & Lease Agreement, the “Source Documents”)
relating to the Contracts,
c.	The list of relevant characteristics on the Data File (as defined in Attachment A) (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Compared Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Contracts, Subsequent Contract or Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contracts,
iii.	Whether the originator of the Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 November 2017

Attachment A

Procedures performed and our associated findings

1.
For each contract on the Initial Preliminary Data File, we compared the identification number (the “Lease Number”), as shown on the Initial Preliminary Data File, to the corresponding Lease Number of the Subsequent Contract, as shown on the Subsequent Preliminary Data File, and noted that the Subsequent Contract was not included on the Initial Preliminary Data File.

2.
As instructed by the Originator, on behalf of the Issuer, we combined the information on the Initial Preliminary Data File and Subsequent Preliminary Data File.  The Initial Preliminary Data File and Subsequent Preliminary Data File, as combined, are hereinafter referred to as the “Data File.”  The Originator, on behalf of the Issuer, indicated that the equipment lease contracts and equipment loan contracts on the Data File are the Contracts.

For the purpose of the procedures described in this report, the Contracts are referred to as Contract Numbers 1 through 83.

3.
For each Contract on the Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information contained in, or to the corresponding information we recalculated using information contained in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

c

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Compared Characteristic	Data File Field Name	Source Document(s)	Note(s)

Lease Number	Identification Number	Loan & Lease Agreement or System Screenshots	i.

Customer name	Customer Name	Loan & Lease Agreement	ii., iii.

Contract type	Contract Type	Loan & Lease Agreement	iv.

Commencement date	Commencement Date	Loan & Lease Agreement or System Screenshots	ii., v., vi.

Contract term	Contract Term	Loan & Lease Agreement or System Screenshots	ii., vi.

Termination date	Term Date	(a) Loan & Lease Agreement or System Screenshots or (b) Loan & Lease Agreement or System Screenshots and recalculation	ii., vi., vii.

Billing cycle	Billing Cycle	Loan & Lease Agreement or System Screenshots	vi., viii.

Equipment cost	Equipment Cost	Loan & Lease Agreement or System Screenshots	ii., vi.

Contract payment amount	CONTRACT.PYMT	(a) Loan & Lease Agreement or System Screenshots or (b) Loan & Lease Agreement and recalculation	ii., vi., ix., x., xi.

State	State	Loan & Lease Agreement or System Screenshots	vi.

Balloon amount	Balloon	(a) Loan & Lease Agreement or System Screenshots or (b) Loan & Lease Agreement and recalculation	ii., xii.

Interest rate	Yield	(a) System Screenshots or (b) System Screenshots and recalculation	ii., xiii.
Paid to date	Invoice Due Day	System Screenshots

Last payment date	LAST.PYMT.DATE	System Screenshots

Residual	Residual	System Screenshots	xiv.

Payments remaining	Payments Remaining to be Received	(a) System Screenshots or (b) Loan & Lease Agreement and/or System Screenshots and recalculation	ii., vi., xv.

Exhibit 1 to Attachment A

Remaining receivable balance	Remaining Receivable	System Screenshots

Industry (SIC description)	SIC.DESC	System Screenshots	iii.

SIC code	SIC.CODE	System Screenshots

Country	Country	Loan & Lease Agreement or System Screenshots	ii., vi.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the applicable Source Document contains conflicting information relating to such indicated Compared Characteristic.  The Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Data File agreed to any of the information on the corresponding Source Document.  We performed no procedures to reconcile any conflicting information which exists in the Source Documents for any of the indicated Compared Characteristics.

iii.
For the purpose of comparing the customer name and industry (SIC description) Compared Characteristics for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviations, truncations or punctuation.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.
For the purpose of comparing the contract type Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Data File Value	Source Document Value
CS	Loan
LP	Lease
TL	Lease
XX	Lease

v.	For the purpose of comparing the commencement date Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/‑ 2 days or less.

vi.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, provided one or more of the indicated Source Documents.  The Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source Document (subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in notes ii., v., vii., viii., ix., x., xi. and xv.).  We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristics.

vii.
For the purpose of comparing the termination date Compared Characteristic for each Contract (except for the Contracts indicated in the succeeding paragraph of this note vii.), the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the termination date on the Data File agrees with the month and year of the termination date on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.).

For the purpose of comparing the termination date Compared Characteristic for each Contract that does not have the termination date specifically stated on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.), the Originator, on behalf of the Issuer, instructed us to recalculate the termination date by adding:
a.	The number of months in the contract term, as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.) to
b.	The commencement date, as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii., v. and vi.).

Exhibit 1 to Attachment A

Notes:  (continued)

viii.
For the purpose of comparing the billing cycle Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to note agreement with a billing cycle of “Monthly,” as shown on the Data File, if there is more than one billing cycle, as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with note vi.), and the contract payment amount value is “Various,” as shown on the Data File.

ix.
For the purpose of comparing the contract payment amount Compared Characteristic for each Contract that does not have the contract payment amount specifically stated on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.) (the “Recalculated Contract Payment Contracts”), the Originator, on behalf of the Issuer, instructed us to recalculate the contract payment amount by multiplying the:

a.	Lessor’s cost by
b.	Rental factor,
both as shown on the Loan & Lease Agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/‑ $1.00.

x.
For the purpose of comparing the contract payment amount Compared Characteristic for each Contract with one billing cycle (except for the Recalculated Contract Payment Contracts), the Originator, on behalf of the Issuer, instructed us to deduct any sales tax from the corresponding contract payment amount, both as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.).

xi.
For the purpose of comparing the contract payment amount Compared Characteristic for each Contract with more than one billing cycle (except for the Recalculated Contract Payment Contracts) (each, a “Varying Payment Contract”), as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.), the Originator, on behalf of the Issuer, instructed us to note agreement with a contract payment amount of “Various,” as shown on the Data File.

xii.
For the purpose of comparing the balloon amount Compared Characteristic for each Contract with a balloon amount value greater than “0.00,” as shown on the Data File (each, a “Balloon Contract”), the Originator, on behalf of the Issuer, instructed us to use the Loan & Lease Agreement or System Screenshots as the Source Document (as applicable and in accordance with notes ii. and vi.).

For each Balloon Contract that does not have a balloon amount specifically stated on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.), the Originator, on behalf of the Issuer, instructed us to recalculate the balloon amount by multiplying the:
a.	Lessor’s cost by
b.	Applicable extension rate,
both as shown on the Loan & Lease Agreement.

Exhibit 1 to Attachment A

Notes:  (continued)

xii. (continued)

For the purpose of comparing the balloon amount Compared Characteristic for each Contract that is not a Balloon Contract, the Originator, on behalf of the Issuer, instructed us to use “0.00” for the balloon amount.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to deduct any overage charges from the corresponding balloon amount, both as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.).

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- 5% or less (as a percentage of the balloon amount, as shown on the Data File).

xiii.
For the purpose of comparing the interest rate Compared Characteristic for Contract Numbers 56 and 60, the Originator, on behalf of the Issuer, instructed us to recalculate the interest rate by adding the:

a.	Interest rate and
b.	Blended yield,
both as shown on the System Screenshots (and in accordance with note ii.).

xiv.	For the purpose of comparing the residual Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/‑ $1.00.

xv.
For the purpose of comparing the payments remaining Compared Characteristic for each Contract for which the payments remaining, as shown on the System Screenshots (and in accordance with note ii.), does not agree with the payments remaining, as shown on the Data File, the Originator, on behalf of the Issuer, instructed us to recalculate the payments remaining as the difference between the:

a.	Contract term, as shown on the Loan & Lease Agreement or System Screenshots (as applicable and in accordance with notes ii. and vi.), and
b.	Payments made, as shown on the System Screenshots (and in accordance with note ii.).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.